UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

State street NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One IRON Street

Boston, MA 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Copy to: Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments

September 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT — 30.9%
Aaa, AA+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.15% (a)	1.925%	10/01/2018	01/29/2019	$41,900,000	$41,899,792
Aaa, AA+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.14% (a)	1.964%	10/02/2018	07/02/2019	40,000,000	39,998,493
Aaa, AA+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.17% (a)	1.968%	10/09/2018	10/09/2018	36,600,000	36,599,957
Aaa, AA+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.16% (a)	1.993%	10/13/2018	11/13/2018	82,100,000	82,099,513
Aaa, AA+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.13% (a)	1.996%	10/07/2018	06/07/2019	50,200,000	50,186,273
Aaa, AA+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.12% (a)	2.012%	10/14/2018	11/14/2018	150,000,000	150,000,000
Aaa, AA+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.15% (a)	2.020%	10/18/2018	07/18/2019	27,500,000	27,497,740
Aaa, AA+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.11% (a)	2.048%	10/15/2018	01/15/2019	25,400,000	25,400,000
Aaa, AA+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.10% (a)	2.058%	10/16/2018	04/16/2019	51,000,000	50,999,075
P-1, A-1+	Federal Farm Credit Bank, 1 month USD LIBOR - 0.09% (a)	2.126%	10/25/2018	07/25/2019	40,800,000	40,800,000
Aaa, AA+	Federal Farm Credit Bank, 3 Month USD MMY - 0.12% (a)	2.312%	10/01/2018	05/08/2019	21,000,000	21,011,086
P-1, A-1+	Federal Home Loan Bank (b)	1.958%	10/03/2018	10/03/2018	104,000,000	103,988,775
P-1, A-1+	Federal Home Loan Bank (b)	1.958%	10/03/2018	10/03/2018	100,000,000	99,989,207
P-1, A-1+	Federal Home Loan Bank (b)	1.960%	10/02/2018	10/02/2018	85,612,000	85,607,339
Aaa, AA+	Federal Home Loan Bank, 1 month USD LIBOR - 0.14% (a)	1.964%	10/01/2018	02/01/2019	77,500,000	77,497,987
Aaa, AA+	Federal Home Loan Bank, 1 month USD LIBOR - 0.13% (a)	1.974%	10/01/2018	03/01/2019	70,000,000	70,000,101
Aaa, AA+	Federal Home Loan Bank, 1 month USD LIBOR - 0.13% (a)	1.979%	10/01/2018	03/01/2019	87,900,000	87,900,000
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.13% (a)	1.979%	10/02/2018	08/02/2019	250,000,000	250,000,000
Aaa, AA+	Federal Home Loan Bank, 1 month USD LIBOR - 0.11% (a)	1.994%	10/01/2018	04/01/2019	90,000,000	90,000,000
Aaa, AA+	Federal Home Loan Bank, 1 month USD LIBOR - 0.14% (a)	1.999%	10/12/2018	10/12/2018	145,000,000	145,000,000
Aaa, AA+	Federal Home Loan Bank, 3 month USD LIBOR - 0.32% (a)	2.011%	10/10/2018	04/10/2019	153,300,000	153,300,000
Aaa, AA+	Federal Home Loan Bank, 1 month USD LIBOR - 0.09% (a)	2.030%	10/06/2018	04/05/2019	100,000,000	100,000,000
Aaa, AA+	Federal Home Loan Bank, 1 month USD LIBOR - 0.13% (a)	2.033%	10/16/2018	07/16/2019	69,000,000	69,000,000
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.13% (a)	2.086%	10/25/2018	01/25/2019	121,000,000	121,000,000
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.13% (a)	2.087%	10/24/2018	01/24/2019	47,500,000	47,500,000
Aaa, AA+	Federal Home Loan Bank, 1 month USD LIBOR - 0.13% (a)	2.091%	10/25/2018	02/25/2019	100,000,000	100,000,000
Aaa, AA+	Federal Home Loan Bank, 1 month USD LIBOR - 0.12% (a)	2.098%	10/26/2018	10/26/2018	100,000,000	99,999,368

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

September 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY DEBT - (continued)
Aaa, AA+	Federal Home Loan Bank, 1 month USD LIBOR - 0.12% (a)	2.103%	10/26/2018	04/26/2019	$63,000,000	$63,000,000
Aaa, AA+	Federal Home Loan Bank, 1 month USD LIBOR - 0.11% (a)	2.113%	10/26/2018	05/24/2019	62,000,000	62,000,000
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.10% (a)	2.121%	10/25/2018	03/25/2019	48,200,000	48,200,000
P-1, A-1+	Federal Home Loan Bank (b)	2.125%	11/14/2018	11/14/2018	110,000,000	109,714,306
P-1, A-1+	Federal Home Loan Bank, 1 month USD LIBOR - 0.09% (a)	2.127%	10/24/2018	06/24/2019	48,200,000	48,200,000
P-1, A-1+	Federal Home Loan Bank (b)	2.135%	11/16/2018	11/16/2018	65,000,000	64,822,676
P-1, A-1+	Federal Home Loan Bank (b)	2.150%	11/15/2018	11/15/2018	32,330,000	32,243,113
Aaa, AA+	Federal Home Loan Bank, 1 month USD LIBOR - 0.06% (a)	2.152%	10/22/2018	12/21/2018	93,500,000	93,500,000
P-1, A-1+	Federal Home Loan Bank (b)	2.158%	11/21/2018	11/21/2018	51,000,000	50,844,084
P-1, A-1+	Federal Home Loan Bank (b)	2.250%	01/17/2019	01/17/2019	57,600,000	57,211,200
P-1, A-1+	Federal Home Loan Bank (b)	2.250%	01/17/2019	01/17/2019	24,700,000	24,533,275
P-1, A-1+	Federal Home Loan Bank (b)	2.300%	02/11/2019	02/11/2019	55,000,000	54,532,653
P-1, A-1+	Federal Home Loan Bank, 3 month USD LIBOR - 0.33% (a)	2.000%	10/04/2018	01/04/2019	116,600,000	116,600,000
Aaa, AA+	Federal Home Loan Mortgage Corp., 1 month USD LIBOR - 0.15% (a)	1.983%	10/08/2018	02/08/2019	45,000,000	45,000,000
Aaa, AA+	Federal Home Loan Mortgage Corp., 3 month USD LIBOR - 0.34% (a)	1.999%	10/09/2018	01/09/2019	137,600,000	137,600,000
Aaa, AA+	Federal Home Loan Mortgage Corp., 3 month USD LIBOR - 0.33% (a)	2.009%	10/09/2018	04/09/2019	152,900,000	152,900,000
Aaa, AA+	Federal Home Loan Mortgage Corp., 1 month USD LIBOR - 0.14% (a)	2.042%	10/21/2018	11/21/2018	75,000,000	75,000,000
Aaa, AA+	Federal Home Loan Mortgage Corp., 1 month USD LIBOR - 0.10% (a)	2.065%	10/18/2018	03/18/2019	36,400,000	36,400,000
Aaa, AA+	Federal Home Loan Mortgage Corp., 1 month USD LIBOR - 0.10% (a)	2.073%	10/19/2018	06/19/2019	92,700,000	92,700,000
P-1, A-1+	Federal National Mortgage Assoc. (b)	2.144%	12/19/2018	12/19/2018	45,500,000	45,285,928
P-1, A-1+	Federal National Mortgage Assoc. (b)	2.144%	12/19/2018	12/19/2018	35,385,000	35,218,518
P-1, A-1+	Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.08% (a)	2.240%	10/01/2018	10/30/2018	100,750,000	100,750,000
TOTAL GOVERNMENT AGENCY DEBT						3,813,530,459
	TREASURY DEBT — 7.7%
P-1, A-1+	U.S. Treasury Bill (b)	2.020%	10/18/2018	10/18/2018	136,000,000	135,870,271
P-1, A-1+	U.S. Treasury Bill (b)	2.125%	12/20/2018	12/20/2018	129,500,000	128,888,472
P-1, A-1+	U.S. Treasury Bill (b)	2.175%	12/27/2018	12/27/2018	25,000,000	24,868,594
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY (a)	2.192%	10/01/2018	01/31/2020	130,000,000	129,955,487
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY - 0.03% (a)	2.225%	10/01/2018	04/30/2020	262,700,000	262,698,225
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY - 0.04% (a)	2.235%	10/01/2018	07/31/2020	20,513,000	20,510,248
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY - 0.05% (a)	2.240%	10/01/2018	10/31/2019	37,000,000	37,023,127
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY - 0.06% (a)	2.252%	10/01/2018	07/31/2019	100,000,000	100,076,847

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

September 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY DEBT - (continued)
P-1, A-1+	U.S. Treasury Note, 3 Month USD MMY - 0.07% (a)	2.262%	10/01/2018	04/30/2019	$42,000,000	$42,006,833
Aaa, AA+	U.S. Treasury Note, 3 Month USD MMY - 0.14% (a)	2.332%	10/01/2018	01/31/2019	39,000,000	39,015,318
Aaa, AA+	U.S. Treasury Note, 3 Month USD MMY - 0.17% (a)	2.362%	10/01/2018	10/31/2018	36,000,000	36,005,207
TOTAL TREASURY DEBT						956,918,629
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 39.2%
P-1, A-1	Agreement Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Government Obligations, 3.000% – 5.000% due 03/01/2030 – 09/01/2048, a U.S. Treasury Bill, 0.000% due 03/07/2019, U.S. Treasury Bonds, 2.875% – 3.625% due 08/15/2043 – 08/15/2045, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2020, and U.S. Treasury Notes, 1.625% – 2.875% due 11/30/2019 – 02/15/2028, valued at $938,400,092); expected proceeds $920,173,267	2.260%	10/01/2018	10/01/2018	920,000,000	920,000,000
P-1, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Government Obligation, 3.500% due 08/01/2047, valued at $255,000,001); expected proceeds $250,047,292	2.270%	10/01/2018	10/01/2018	250,000,000	250,000,000
NR, A-1	Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Government Obligations, 1.860% - 9.000% due 10/01/2019 - 09/20/2048, a U.S. Treasury Bill, 0.000% due 12/20/2018, a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026, U.S. Treasury Inflation Index Notes, 0.375% - 2.125% due 01/15/2019 - 01/15/2027, U.S. Treasury Notes, 1.125% - 3.750% due 11/15/2018 - 01/31/2023, and U.S. Treasury Strips, 0.000% due 02/15/2020 - 08/15/2028, valued at $408,000,000); expected proceeds $400,171,889	2.210%	10/05/2018	10/05/2018	400,000,000	400,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

September 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/26/2018 (collateralized by various U.S. Government Obligations, 2.500% – 6.500% due 11/01/2023 – 09/01/2048, valued at $102,000,000); expected proceeds $100,041,028	2.110%	10/03/2018	10/03/2018	$100,000,000	$100,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/27/2018 (collateralized by various U.S. Government Obligations, 2.500% – 5.500% due 04/01/2030 – 09/01/2048, valued at $204,000,000); expected proceeds $200,084,000	2.160%	10/04/2018	10/04/2018	200,000,000	200,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by various U.S. Government Obligations, 3.500% - 5.000% due 12/01/2047 - 09/01/2048, valued at $151,164,000); expected proceeds $148,227,294	2.210%	10/01/2018	10/01/2018	148,200,000	148,200,000
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/26/2018 (collateralized by U.S. Government Obligations, 2.500% - 6.000% due 09/01/2020 - 06/01/2056, and a U.S. Treasury Bill, 0.000% due 06/20/2019, valued at $78,540,046); expected proceeds $77,032,340	2.160%	10/03/2018	10/03/2018	77,000,000	77,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/27/2018 (collateralized by U.S. Government Obligations, 2.500% – 6.315% due 10/01/2023 – 06/01/2056, and a U.S. Treasury Bill, 0.000% due 06/20/2019, valued at $255,000,069); expected proceeds $250,105,486	2.170%	10/04/2018	10/04/2018	250,000,000	250,000,000
NR, A-1	Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by various U.S. Government Obligations, 2.500% – 5.500% due 08/01/2023 – 09/01/2048, valued at $306,000,000); expected proceeds $300,056,500	2.260%	10/01/2018	10/01/2018	300,000,000	300,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

September 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
P-1, A-1	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by various U.S. Government Obligations, 1.350% - 5.000% due 05/28/2020 - 09/20/2048, valued at $42,840,000); expected proceeds $42,007,875	2.250%	10/01/2018	10/01/2018	$42,000,000	$42,000,000
P-1, A-1	Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by various U.S. Government Obligations, 2.000% - 6.000% due 11/01/2019 - 09/01/2048, valued at $257,040,000); expected proceeds $252,047,460	2.260%	10/01/2018	10/01/2018	252,000,000	252,000,000
P-1, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Government Obligations, 2.635% – 4.500% due 07/01/2027 – 09/01/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2021 – 07/15/2021, and U.S. Treasury Notes, 2.125% – 2.875% due 06/30/2021 – 05/15/2028, valued at $663,000,000); expected proceeds $650,121,875	2.250%	10/01/2018	10/01/2018	650,000,000	650,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/25/2018 (collateralized by U.S. Government Obligations, 2.500% - 8.000% due 06/15/2025 - 09/20/2048, a U.S. Treasury Bond, 3.625% due 02/15/2044, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, and U.S. Treasury Notes, 1.000% - 1.625% due 06/30/2019 - 02/15/2026, valued at $204,000,050); expected proceeds $200,172,667 (c)	2.220%	10/09/2018	10/09/2018	200,000,000	200,000,000
P-1, A-1	Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Government Obligation, 4.500% due 07/20/2047, a U.S. Treasury Bond, 2.750% due 11/15/2047, and a U.S. Treasury Note, 1.625% due 02/15/2026, valued at $25,500,083); expected proceeds $25,004,667	2.240%	10/01/2018	10/01/2018	25,000,000	25,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

September 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by various U.S. Government Obligations, 2.000% - 6.000% due 09/20/2023 - 10/01/2048, valued at $1,045,696,903); expected proceeds $1,025,193,042	2.260%	10/01/2018	10/01/2018	$1,025,000,000	$1,025,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS						4,839,200,000
	TREASURY REPURCHASE AGREEMENTS — 22.6%
P-2, A-1	Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Notes, 1.750% – 2.625% due 09/30/2019 – 08/15/2020, valued at $177,546,303); expected proceeds $174,097,637	2.250%	10/01/2018	10/01/2018	174,065,000	174,065,000
P-1, A-1	Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 10/11/2018, a U.S. Treasury Bond, 8.500% due 02/15/2020, U.S. Treasury Inflation Index Bonds, 0.625% - 2.375% due 01/15/2025 - 02/15/2043, U.S. Treasury Inflation Index Notes, 0.125% - 0.625% due 04/15/2021 - 07/15/2021, and U.S. Treasury Notes, 1.500% - 2.021% due 11/30/2019 - 07/31/2020, valued at $306,000,039); expected proceeds $300,056,000	2.240%	10/01/2018	10/01/2018	300,000,000	300,000,000
NR, A-1+	Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Notes, 1.625% - 2.250% due 10/31/2023 - 01/31/2024, valued at $283,047,259); expected proceeds $283,047,167	2.000%	10/01/2018	10/01/2018	283,000,000	283,000,000
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Note, 2.750% due 09/15/2021, valued at $387,600,047); expected proceeds $380,161,078	2.180%	10/05/2018	10/05/2018	380,000,000	380,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

September 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1	Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% - 0.625% due 04/15/2020 - 014/15/2022, valued at $204,000,049); expected proceeds $200,035,000	2.100%	10/01/2018	10/01/2018	$200,000,000	$200,000,000
NR, A-1+	Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 03/28/2019, a U.S. Treasury Bond, 2.750% due 08/15/2047, U.S. Treasury Notes, 1.500% - 2.125% due 01/31/2022 - 05/15/2026, and U.S. Treasury Strips, 0.000% due 02/15/2025 - 11/15/2027, valued at $51,000,032); expected proceeds $50,021,097	2.170%	10/05/2018	10/05/2018	50,000,000	50,000,000
P-1, A-1	Agreement with MUFG Securities, dated 09/26/2018 (collateralized by a U.S. Treasury Note, 2.750% due 02/28/2025, valued at $127,474,649); expected proceeds $125,053,472	2.200%	10/03/2018	10/03/2018	125,000,000	125,000,000
P-1, A-1	Agreement with MUFG Securities, dated 09/28/2018 (collateralized by U.S. Treasury Notes, 1.375% - 8.125% due 08/15/2019 - 05/15/2027, valued at $407,923,363); expected proceeds $400,080,000	2.240%	10/01/2018	10/01/2018	400,000,000	400,000,000
P-1, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Bond, 3.125% due 02/15/2043, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2021, and U.S. Treasury Notes, 2.000% - 2.125% due 08/31/2021 - 05/15/2025, valued at $357,000,012); expected proceeds $350,065,042	2.230%	10/01/2018	10/01/2018	350,000,000	350,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Schedule of Investments – (continued)

September 30, 2018 (Unaudited)

Rating*	Name of Issuer and Title of Issue	Interest Rate	Next Payment/ Reset Date	Maturity Date	Principal Amount	Value
	TREASURY REPURCHASE AGREEMENTS - (continued)
NR, A-1+	Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by U.S. Treasury Bills, 0.000% due 11/08/2018 - 07/18/2019, U.S. Treasury Bonds, 2.500% - 3.750% due 02/15/2039 - 02/15/2046, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 04/15/2019 - 07/15/2019, and U.S. Treasury Notes, 1.125% - 3.750% due 11/15/2018 - 05/15/2028, valued at $535,500,006); expected proceeds $525,097,125	2.220%	10/01/2018	10/01/2018	$525,000,000	$525,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS						2,787,065,000
TOTAL INVESTMENTS — 100.4%(d)(e)						12,396,714,088
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%						(46,010,616)
NET ASSETS — 100.0%						$12,350,703,472

*	Moody’s rating, Standard & Poor’s rating, respectively. (Unaudited)
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate represents annualized yield at date of purchase.
(c)	Illiquid security. This security represents $200,000,000 or 1.6% of net assets as of September 30, 2018.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (Note 2).
(e)	Also represents the cost for federal tax purposes.
MMY	Money Market Yield

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Government Money Market Portfolio

Notes to Schedule of Investments

September 30, 2018 (Unaudited)

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the "Committee") and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund's securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no material transfers between levels for the period ended September 30, 2018.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.9%
ASSET BACKED COMMERCIAL PAPER — 18.2%
Alpine Securitizaton Ltd. 2.17%, 10/1/2018 (a)	$25,000,000	$24,995,437
Antalis SA 2.10%, 10/1/2018 (a)	22,000,000	21,996,095
Antalis SA 2.23%, 10/4/2018 (a)	15,000,000	14,994,638
Barclays Bank PLC 2.10%, 10/4/2018 (a)	16,000,000	15,994,432
Barclays Bank PLC 2.25%, 11/1/2018 (a)	15,000,000	14,969,230
Bedford Row Funding Corp. 3 month USD LIBOR + 0.09%, 2.43%, 4/1/2019 (b)	25,000,000	25,001,229
Cancara Asset Securitisation LLC 2.27%, 11/8/2018 (a)	7,000,000	6,982,238
Cancara Asset Securitisation LLC 2.33%, 12/20/2018 (a)	20,000,000	19,890,993
Gotham Funding Corp. 2.28%, 11/23/2018 (a)	15,000,000	14,947,757
LMA Americas LLC 2.38%, 11/14/2018 (a)	15,000,000	14,956,173
Manhattan Asset Funding Company LLC 2.10%, 10/11/2018 (a)	10,000,000	9,992,128
Versailles Commercial Paper LLC 2.36%, 1/2/2019 (a)	15,000,000	14,903,920
Victory Receivables Corp. 2.41%, 1/2/2019 (a)	15,000,000	14,904,480
		214,528,750
CERTIFICATES OF DEPOSIT — 44.9%
Bank of Montreal 2.18%, 10/30/2018 (a)	15,000,000	14,998,584
Bank of Montreal 2.30%, 11/26/2018 (a)	13,000,000	12,999,712
Bank of Montreal 2.32%, 10/1/2018 (a)	20,000,000	20,000,237
Bank of Montreal 2.38%, 12/20/2018 (a)	10,000,000	10,000,192
Bank of Nova Scotia 3 month USD LIBOR + 0.13%, 2.44%, 5/17/2019 (b)	10,000,000	10,004,896
BNP Paribas 2.36%, 11/1/2018 (a)	15,000,000	15,002,284
Canadian Imperial Bank of Commerce 3 month USD LIBOR + 0.11%, 2.45%, 1/17/2019 (b)	15,000,000	15,003,033
Cooperatieve Rabobank UA 1 month USD LIBOR + 0.22%, 2.35%, 2/11/2019 (b)	20,000,000	20,011,790
Credit Industriel et Commercial 3 month USD LIBOR + 0.09%, 2.43%, 10/5/2018 (b)	10,000,000	10,000,202
Credit Suisse 3 month USD LIBOR + 0.04%, 2.38%, 11/1/2018 (b)	20,000,000	19,999,997
ICBC NY Branch 2.30%, 10/26/2018 (a)	15,000,000	15,001,194

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
CERTIFICATES OF DEPOSIT - (continued)
KBC Bank NV 2.11%, 10/2/2018 (a)	$25,000,000	$24,999,713
Mizuho Bank Ltd. 1 month USD LIBOR + 0.19%, 2.37%, 2/21/2019 (b)	20,000,000	20,006,373
Mizuho Bank Ltd. 3 month USD LIBOR + 0.09%, 2.40%, 3/1/2019 (b)	15,000,000	14,999,306
MUFG Bank Ltd. 2.30%, 10/22/2018 (a)	10,000,000	10,000,510
Nordea Bank AB 1 month USD LIBOR + 0.14%, 2.25%, 4/5/2019 (b)	15,000,000	15,001,235
Nordea Bank AB 1 month USD LIBOR + 0.17%, 2.33%, 6/13/2019 (b)	20,000,000	19,999,974
Norinchukin Bank 2.27%, 11/13/2018 (a)	20,000,000	19,999,807
Royal Bank of Canada 3 month USD LIBOR + 0.17%, 2.51%, 1/4/2019 (b)	15,000,000	15,005,436
Royal Bank of Canada 3 month USD LIBOR + 0.17%, 2.51%, 4/18/2019 (b)	10,000,000	10,005,901
Skandinaviska Enskilda Banken AB 3 month USD LIBOR + 0.02%, 2.35%, 10/18/2018 (b)	15,000,000	15,001,165
Skandinaviska Enskilda Banken AB 1 month USD LIBOR + 0.24%, 2.47%, 12/27/2018 (b)	15,000,000	15,008,505
Societe Generale 2.30%, 10/10/2018 (a)	10,000,000	10,000,510
Sumitomo Mitsui Banking Corp. 1 month USD LIBOR + 0.27%, 2.39%, 11/7/2018 (b)	20,000,000	20,004,574
Sumitomo Mitsui Banking Corp. 1 month USD LIBOR + 0.25%, 2.43%, 11/21/2018 (b)	15,000,000	15,003,496
Sumitomo Mitsui Trust Bank NY 1 month USD LIBOR + 0.16%, 2.34%, 12/21/2018 (b)	20,000,000	20,000,829
Sumitomo Mitsui Trust Bank NY 3 month USD LIBOR + 0.12%, 2.46%, 10/1/2018 (b)	10,000,000	10,000,000
Svenska Handelsbanken 1 month USD LIBOR + 0.15%, 2.23%, 4/1/2019 (b)	15,000,000	15,001,140
Svenska Handelsbanken 1 month USD LIBOR + 0.27%, 2.38%, 12/3/2018 (b)	20,000,000	20,010,140
Svenska Handelsbanken 3 month USD LIBOR + 0.19%, 2.52%, 4/10/2019 (b)	6,000,000	6,004,025
Toronto-Dominion Bank 1 month USD LIBOR + 0.23%, 2.35%, 12/6/2018 (b)	10,000,000	10,004,393
Wells Fargo Bank NA 1 month USD LIBOR + 0.22%, 2.38%, 11/15/2018 (b)	15,000,000	15,004,142
Wells Fargo Bank NA 1 month USD LIBOR + 0.25%, 2.42%, 11/19/2018 (b)	20,000,000	20,006,792
Wells Fargo Bank NA 1 month USD LIBOR + 0.28%, 2.45%, 12/19/2018 (b)	25,000,000	25,014,782
		529,104,869
FINANCIAL COMPANY COMMERCIAL PAPER — 24.8%
BNG Bank NV 2.16%, 10/3/2018 (a)	25,000,000	24,992,517

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
FINANCIAL COMPANY COMMERCIAL PAPER - (continued)
Canadian Imperial Bank of Commerce 1 month USD LIBOR + 0.27%, 2.42%, 11/13/2018 (b)	$15,000,000	$15,005,145
Commonwealth Bank of Australia 1 month USD LIBOR + 0.19%, 2.30%, 10/5/2018 (b)	15,000,000	15,000,342
Commonwealth Bank of Australia 3 month USD LIBOR + 0.10%, 2.42%, 5/16/2019 (b)	11,000,000	11,001,302
Federation Des Caisses Desjardins DU Quebec 2.05%, 10/4/2018 (a)	15,000,000	14,994,565
ING US Funding LLC 1 month USD LIBOR + 0.20%, 2.36%, 5/17/2019 (b)	15,000,000	15,002,381
ING US Funding LLC 3 month USD LIBOR + 0.16%, 2.50%, 1/7/2019 (b)	15,000,000	15,004,396
National Australia Bank Ltd. 1 month USD LIBOR + 0.22%, 2.30%, 7/31/2019 (b)	5,500,000	5,504,777
NRW Bank 2.17%, 10/31/2018 (a)	15,000,000	14,969,970
Oversea-Chinese Banking Corp. Ltd. 1 month USD LIBOR + 0.15%, 2.26%, 3/5/2019 (b)	20,000,000	20,003,898
Standard Chartered Bank 2.07%, 10/1/2018 (a)	20,000,000	19,996,502
Swedbank AB 2.25%, 11/5/2018 (a)	18,000,000	17,958,808
Toronto-Dominion Bank 1 month USD LIBOR + 0.24%, 2.42%, 12/21/2018 (b)	15,000,000	15,006,795
Toronto-Dominion Bank 1 month USD LIBOR + 0.25%, 2.46%, 1/24/2019 (b)	20,000,000	20,013,206
Toyota Motor Credit Corp. 3 month USD LIBOR + 0.07%, 2.39%, 5/29/2019 (b)	11,000,000	10,999,242
UBS AG 3 month USD LIBOR + 0.18%, 2.52%, 10/2/2018 (b)	15,000,000	15,000,526
UBS AG 3 month USD LIBOR + 0.20%, 2.53%, 7/10/2019 (b)	8,000,000	8,003,645
Westpac Banking Corp. 3 month USD LIBOR + 0.10%, 2.41%, 5/24/2019 (b)	14,000,000	14,003,500
Westpac Banking Corp. 3 month USD LIBOR + 0.13%, 2.46%, 1/18/2019 (b)	20,000,000	20,014,322
		292,475,839
GOVERNMENT AGENCY DEBT — 2.1%
Federal National Mortgage Assoc. 2.01%, 10/1/2018 (a)	25,000,000	25,000,000

OTHER NOTES — 5.6%
Bank of America NA 1 month USD LIBOR + 0.16%, 2.28%, 3/6/2019 (b)	13,000,000	12,999,452
Credit Agricole Corporate and Investment Bank 2.15%, 10/1/2018 (a)	12,394,000	12,394,000
Mizuho Bank Ltd. 2.14%, 10/2/2018 (a)	15,000,000	15,000,000
Natixis North America LLC 2.15%, 10/1/2018 (a)	15,000,000	15,000,000

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Schedule of Investments – (continued)

September 30, 2018 (Unaudited)

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
OTHER NOTES - (continued)
Skandinaviska Enskilda Banken AB 2.15%, 10/1/2018 (a)	$10,000,000	$10,000,000
		65,393,452
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 0.9%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by various U.S. Government Obligations, 0.000% – 4.814% due 08/25/2024 – 11/25/2047, valued at $10,800,000); expected proceeds $10,001,883 2.26%, 10/1/2018	10,000,000	10,000,000

OTHER REPURCHASE AGREEMENTS — 1.7%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by various Common Stocks, valued at $21,600,000); expected proceeds $20,003,867, 2.32%, 10/1/2018	20,000,000	20,000,000

TREASURY REPURCHASE AGREEMENTS — 1.7%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/28/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and U.S. Treasury Notes, 1.250% – 2.875% due 11/15/2018 – 08/15/2028, valued at $20,400,052); expected proceeds $20,003,867, 2.32%, 10/1/2018	20,000,000	20,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,176,381,036)		1,176,502,910

TOTAL INVESTMENTS — 99.9% (Cost $1,176,381,036)		1,176,502,910
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,674,262

NET ASSETS — 100.0%		$1,178,177,172

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments
Asset Backed Commercial Paper	$—	$214,528,750	$—	$214,528,750
Certificates of Deposit	—	529,104,869	—	529,104,869
Financial Company Commercial Paper	—	292,475,839	—	292,475,839
Government Agency Debt	—	25,000,000	—	25,000,000
Other Notes	—	65,393,452	—	65,393,452
Government Agency Repurchase Agreements	—	10,000,000	—	10,000,000
Other Repurchase Agreements	—	20,000,000	—	20,000,000
Treasury Repurchase Agreements	—	20,000,000	—	20,000,000

TOTAL INVESTMENTS	$—	$1,176,502,910	$—	$1,176,502,910

See accompanying Notes to Schedule of Investments.

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Schedule of Investments

September 30, 2018 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange ("NYSE") is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund's investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is "cleaned" from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

State Street Navigator Securities Lending Trust

State Street Navigator Securities Lending Portfolio I

Notes to Schedule of Investments – (continued)

September 30, 2018 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no material transfers between levels for the period ended September 30, 2018.

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Navigator Securities Lending Portfolio I	$1,176,381,036	$174,632	$52,758	$121,874

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Navigator Securities Lending Trust

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Navigator Securities Lending Trust

Date:	November 26, 2018

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer) of State Street Navigator Securities Lending Trust

Date:	November 26, 2018